NOTES PAYABLE (Tables)	9 Months Ended
Jul. 31, 2026
Debt Disclosure [Abstract]
Schedule of notes payable

		Original	Principal Balance as of
	Date of Note	Principal	July 31,	October 31,
Ref No.	Issuance	Balance	2026	2025
1*	7/25/2018	$10,000	$10,000	$–
2	3/12/2024	150,000	150,000	150,000
3*	3/18/2024	50,000	30,000	–
4	6/20/2024	400,000	–	400,000
5	6/20/2024	50,000	30,000	50,000
6	7/31/2024	500,000	–	435,000
7	7/31/2024	250,000	230,000	250,000
8	1/9/2025	50,000	50,000	50,000
9	2/3/2025	100,000	100,000	100,000
10*	4/16/2025	150,000	130,000	–
11*	4/23/2025	15,500	15,500	–
12	5/19/2025	250,000	–	152,958
13	6/8/2025	192,000	–	92,308
14	9/18/2025	63,000	–	50,400
15	9/30/2025	60,000	–	46,667
16	9/30/2025	60,000	–	46,368
17	9/30/2025	80,000	–	63,333
18**	9/30/2025	5,000	5,000	–
19	1/23/2026	100,000	–	–
	Total		$750,500	$1,887,034

*	As of October 31, 2025, these noteholders were considered related parties. As of July 31, 2026, these noteholders are no longer considered related parties and their balances have been reclassified to notes payable. Their notes are described in Note 4 – Notes Payable, Related Parties.

**	On April 23, 2026, this note balance was transferred from a related party to a non-related party for no consideration.

Schedule of notes payable

	July 31, 2026	October 31, 2025
Notes payable, current	$680,500	$1,737,034
Notes payable, less current portion	70,000	150,000
Total notes payable	$750,500	$1,887,034

Schedule of aggregate maturity on the notes payable

Due in less than one year	$680,500
Due after one year	70,000
750,500
Less: current portion	(680,500)
Notes payable, non-current portion	$70,000